Computer Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
4. Computer Equipment

(i)	Impairment Testing

The Company completed the annual impairment testing of computer equipment and determined that there was no impairment as the fair value of property and equipment, exceeded their carrying values at December 31, 2013.

(ii)	Depreciation Expense

Depreciation expense was $457 and $321 for the reporting period ended September 30, 2014 and 2013, respectively.

(i)	Impairment Test

The Company completed the annual impairment test of computer equipment and determined that there was no impairment as the fair value of property and equipment, substantially exceeded their carrying values at December 31, 2013.

(ii)	Depreciation Expense

Depreciation expense was $451 and $93 for the reporting period ended December 31, 2013 and 2012, respectively.